ISI
                             Managed
                            Municipal
                            Fund Shares

Directors and Officers
Edward S. Hyman                             Nancy Lazar
Chairman                                    Vice President

Richard T. Hale                             Carrie L. Butler
Vice Chairman                               Vice President

R. Alan Medaugh                             Margaret M. Beeler
Director and President                      Assistant Vice President

James J. Cunnane                            Keith C. Reilly
Director                                    Assistant Vice President

John F. Kroeger                             Amy M. Olmert
Director                                    Secretary

Louis E. Levy                               Joseph A. Finelli
Director                                    Treasurer

Eugene J. McDonald                          Scott J. Liotta
Director                                    Assistant Secretary



Investment Objective
A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

Investment Advisor
ISI Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175

Shareholder Servicing Agent
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

Distributor
ISI Group Inc.
717 Fifth Avenue
New York, NY 10022
(800) 955-7175



                   ISI
                       INTERNATIONAL STRATEGY & INVESTMENT



                                      ISI
                               MANAGED MUNICIPAL
                                  FUND SHARES

                  (A Class of Managed of Municipal Fund, Inc.)



                               [MUNICIPALS LOGO]



                               SEMI-ANNUAL REPORT

                                 April 30, 1998

Investment Advisor's Report

     We are pleased to report on the progress of your Fund for the period ended April 30, 1998. As of this date, the Fund recorded a 6-month total return of 2.8% and a 12-month total return of 8.5%. Since its inception on February 26, 1990, the Fund has produced a cumulative total return of 73.12%, which translates into an average annual total return of 6.9%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Overview

     After a strong first quarter, we expect the economy will slow to a 3% growth rate over the balance of 1998. Also, we see the major effect of the Asian crisis will be to lower U.S. inflation. ISI's forecast is for inflation to register a 1% pace for all of 1998. As a result, we expect the benchmark long Treasury rate will be 5.4% at year end contrasted with today's 5.9% level. Budget surpluses for the Federal government and State & Local governments established a new supply equation. As a result, we expect a reduction in the supply of TOP quality governments will help lower rates. Please see ISI's Economic Outlook that follows this letter for more details.

Municipals Have Good Value

     The yield on TOP grade municipals is high when compared with the taxable yield on U.S. Treasuries. The relationship is best at the long end of the municipal market. Please see table below:

                                         % of Treasury
                     Yield on              Yield for
 Maturity             AAA GO             Same Maturity
 -----------------------------------------------------
 5-year                4.25%                 75.1%
 10-year               4.50%                 80.0%
 20-year               5.10%                 84.5%
 30-year               5.15%                 86.4%


     With the top federal tax bracket at 39.6%, a tax-free yield has a powerful advantage over a taxable yield. The taxable equivalent yield for a 5.15% tax free yield is 8.5%. Currently, long Treasuries yield only 5.9% so the advantage is heavily on the side of municipal bonds. In the market today, medium grade taxable bonds (BBB rated 30-year finance paper) yield roughly 7.2%. So, even dropping down in quality leaves the investor short of the equivalent yield available from TOP quality municipal bonds.

Portfolio Management

     Keeping in mind that long maturity municipals have the advantage described above, the fund has increased its holdings of long municipals. A good way to achieve call protection, an important consideration when wishing to protect a good stream of income, is to purchase long maturity bonds at discount prices. The fund's holdings of these long maturity discount issues (5 1/8% coupons or less) have been steadily increased over the last year. Please see table below:

           % of Portfolio in Long Maturity
               5 1/8% coupons or less


  April 97          October 97            April 98
--------------------------------------------------
  25.4%                30.8%                38.1%





     We think the combination of a high after tax yield and ISI's outlook for declining interest rates makes call protected, long-term municipals a timely investment.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh
___________________
R. Alan Medaugh
President

May 22, 1998

 Economic Outlook

Overview

     The U.S. economy is very strong. First Quarter real growth could be as high as 5%. The Asia crisis is also exerting a very strong pull. Net, U.S. growth is likely to slow to 3% over the remainder of 1998. The outline of a slowdown is appearing now. Here's a list of those slowdown factors:

1. Asia's circumstances are worsening. For example, perceived high risk and limited investment prospects have caused Japanese government 10-year bonds to fall to a 1.3% yield.

2. Commodity prices are falling. The Commodity Research Bureau's Index declined to a 5-year low last week indicating reduced demand for raw materials.

3. Unemployment claims in May have begun a sideways pattern which is consistent with 3% growth.

4.   U.S. industrial production has flattened out.

5. First quarter inventory accumulation was a high $75 to $90 billion leaving little room for additional inventory building in the second quarter.

     ISI's interest rate outlook is for declining long term rates for the balance of 1998. We expect the Federal Reserve to maintain its 5.5% Federal Funds Rate Target. By year-end we expect long rates to be lower than overnight rates. Please see Forecast table below.

                97:3Q 97:4Q  98:1Q 98:2Q  98:3Q 98:4Q
-----------------------------------------------------

 Real GDP       3.1%  3.7%   4.2%  3.0%   3.0%  3.0%

 GDP Deflator   1.4%  1.4%   0.9%  1.0%   1.0%  1.0%

 30-Year Bond
  Yields*       6.4%  5.9%   5.9%  5.7%   5.5%  5.4%

 Fed Funds
  Rate*         5.5%  5.5%   5.5%  5.5%   5.5%  5.5%

Asia

     Looking at the stock markets around the world, the difficulties in Asia are affecting one third of the world's economy. The evidence is mounting that the Asian financial crisis will continue through the third and fourth quarter pulling many developing and some developed economies (Australia) with them. The IMF's insistence on restructuring, budget cutting, and price hikes on subsidized commodities has caused immediate illiquidity, falling consumer confidence, social turmoil and bankruptcies. The credit crunch has led to credit quality downgrades across the region. Wealth held in the equity and property markets has been severely undermined. Social unrest present in Indonesia could easily spread to South Korea, Thailand and even Mainland China. Capital flight from the region which slowed in early 1998 seems to have picked up again as can be seen by recent stock market volatility. See stock market chart below.

PAC RIM STOCKS
HK, Indo, Kor, Mal, Phil, Sing, Tai, Thai
Eq. Wts.   May 15   65.4

  01-Jan-97                     100.00
  02-Jan-97                      99.22
  03-Jan-97                      99.32
  06-Jan-97                      99.24
  07-Jan-97                      99.63
  08-Jan-97                     100.39
  09-Jan-97                     100.66
  10-Jan-97                     100.98
  13-Jan-97                     101.01
  14-Jan-97                     101.00
  15-Jan-97                     102.12
  16-Jan-97                     102.54
  17-Jan-97                     102.81
  20-Jan-97                     103.84
  21-Jan-97                     103.23
  22-Jan-97                     103.26
  23-Jan-97                     103.19
  24-Jan-97                     102.96
  27-Jan-97                     102.24
  28-Jan-97                     102.40
  29-Jan-97                     101.83
  30-Jan-97                     102.30
  31-Jan-97                     102.35
  03-Feb-97                     102.30
  04-Feb-97                     102.28
  05-Feb-97                     102.32
  06-Feb-97                     102.51
  07-Feb-97                     102.53
  10-Feb-97                     102.56
  11-Feb-97                     102.37
  12-Feb-97                     102.56
  13-Feb-97                     102.59
  14-Feb-97                     102.47
  17-Feb-97                     102.60
  18-Feb-97                     101.89
  19-Feb-97                     102.76
  20-Feb-97                     103.43
  21-Feb-97                     103.03
  24-Feb-97                     103.01
  25-Feb-97                     103.28
  26-Feb-97                     103.14
  27-Feb-97                     102.61
  28-Feb-97                     102.69
  03-Mar-97                     102.37
  04-Mar-97                     101.85
  05-Mar-97                     101.59
  06-Mar-97                     101.46
  07-Mar-97                     101.86
  10-Mar-97                     101.65
  11-Mar-97                     102.02
  12-Mar-97                     101.82
  13-Mar-97                     101.07
  14-Mar-97                      99.94
  17-Mar-97                     100.49
  18-Mar-97                     100.25
  19-Mar-97                      99.96
  20-Mar-97                      99.65
  21-Mar-97                      98.44
  24-Mar-97                      98.27
  25-Mar-97                      98.67
  26-Mar-97                      99.61
  27-Mar-97                      99.33
  28-Mar-97                      99.30
  31-Mar-97                      99.21
  01-Apr-97                      98.28
  02-Apr-97                      98.81
  03-Apr-97                      98.11
  04-Apr-97                      98.10
  07-Apr-97                      98.35
  08-Apr-97                      98.46
  09-Apr-97                      98.87
  10-Apr-97                      98.37
  11-Apr-97                      98.56
  14-Apr-97                      97.85
  15-Apr-97                      97.64
  16-Apr-97                      98.05
  17-Apr-97                      97.55
  18-Apr-97                      97.33
  21-Apr-97                      97.82
  22-Apr-97                      97.29
  23-Apr-97                      97.88
  24-Apr-97                      97.72
  25-Apr-97                      97.43
  28-Apr-97                      97.13
  29-Apr-97                      95.90
  30-Apr-97                      96.16
  01-May-97                      96.24
  02-May-97                      95.83
  05-May-97                      96.90
  06-May-97                      97.19
  07-May-97                      97.02
  08-May-97                      96.64
  09-May-97                      96.66
  12-May-97                      95.79
  13-May-97                      96.02
  14-May-97                      96.10
  15-May-97                      94.73
  16-May-97                      94.68
  19-May-97                      95.01
  20-May-97                      95.35
  21-May-97                      95.92
  22-May-97                      96.01
  23-May-97                      96.39
  26-May-97                      96.44
  27-May-97                      97.04
  28-May-97                      97.32
  29-May-97                      97.67
  30-May-97                      98.52
  02-Jun-97                      99.49
  03-Jun-97                      99.42
  04-Jun-97                      99.15
  05-Jun-97                      98.77
  06-Jun-97                      98.60
  09-Jun-97                      98.88
  10-Jun-97                      98.29
  11-Jun-97                      97.85
  12-Jun-97                      97.47
  13-Jun-97                      97.86
  16-Jun-97                      98.73
  17-Jun-97                      98.67
  18-Jun-97                      98.26
  19-Jun-97                      98.56
  20-Jun-97                      99.83
  23-Jun-97                      99.74
  24-Jun-97                      99.29
  25-Jun-97                      99.24
  26-Jun-97                      99.24
  27-Jun-97                      99.77
  30-Jun-97                     100.01
  01-Ju1-97                     100.39
  02-Jul-97                     101.09
  03-Ju1-97                     101.65
  04-Ju1-97                     102.59
  07-Ju1-97                     102.28
  08-Ju1-97                     101.66
  09-Ju1-97                     101.21
  10-Ju1-97                     100.77
  11-Ju1-97                     101.48
  14-Ju1-97                     101.58
  15-Ju1-97                     101.30
  16-Ju1-97                     101.08
  17-Ju1-97                     101.40
  18-Ju1-97                     101.78
  21-Ju1-97                     101.95
  22-Ju1-97                     101.13
  23-Ju1-97                     101.10
  24-Ju1-97                     101.52
  25-Ju1-97                     101.79
  28-Ju1-97                     102.46
  29-Ju1-97                     102.64
  30-Ju1-97                     102.77
  31-Ju1-97                     103.08
  01-Aug-97                     102.79
  04-Aug-97                     102.78
  05-Aug-97                     102.16
  06-Aug-97                     102.01
  07-Aug-97                     101.34
  08-Aug-97                     101.43
  11-Aug-97                     100.16
  12-Aug-97                      99.79
  13-Aug-97                      99.33
  14-Aug-97                      99.04
  15-Aug-97                      98.28
  18-Aug-97                      96.81
  19-Aug-97                      95.67
  20-Aug-97                      97.11
  21-Aug-97                      97.26
  22-Aug-97                      95.90
  25-Aug-97                      94.42
  26-Aug-97                      94.11
  27-Aug-97                      93.71
  28-Aug-97                      90.18
  29-Aug-97                      87.88
  01-Sep-97                      85.64
  02-Sep-97                      85.58
  03-Sep-97                      87.43
  04-Sep-97                      87.08
  05-Sep-97                      90.74
  08-Sep-97                      91.88
  09-Sep-97                      92.34
  10-Sep-97                      91.34
  11-Sep-97                      90-03
  12-Sep-97                      90.09
  15-Sep-97                      89.78
  16-Sep-97                      88.84
  17-Sep-97                      88.45
  18-Sep-97                      88.02
  19-Sep-97                      88.37
  22-Sep-97                      87.64
  23-Sep-97                      87.43
  24-Sep-97                      87.86
  25-Sep-97                      88.31
  26-Sep-97                      87.93
  29-Sep-97                      87.90
  30-Sep-97                      88.37
  01-Oct-97                      87.94
  02-Oct-97                      87.22
  03-Oct-97                      86.98
  06-Oct-97                      85.79
  07-Oct-97                      85.03
  08-Oct-97                      85.19
  09-Oct-97                      85.11
  10-Oct-97                      86.01
  13-Oct-97                      85.71
  14-Oct-97                      85.31
  15-Oct-97                      83.76
  16-Oct-97                      82.58
  17-Oct-97                      82.53
  20-Oct-97                      79.67
  21-Oct-97                      79.61
  22-Oct-97                      78.57
  23-Oct-97                      76.43
  24-Oct-97                      75.67
  27-Oct-97                      74.20
  28-Oct-97                      68.47
  29-Oct-97                      71.17
  30-Oct-97                      71.21
  31-Oct-97                      71.45
  03-Nov-97                      74.67
  04-Nov-97                      75.76
  05-Nov-97                      76.21
  06-Nov-97                      75.83
  07-Nov-97                      74.04
  10-Nov-97                      73.42
  11-Nov-97                      72.87
  12-Nov-97                      72.32
  13-Nov-97                      71.52
  14-Nov-97                      71.86
  17-Nov-97                      72.12
  18-Nov-97                      71.14
  19-Nov-97                      70.61
  20-Nov-97                      68.75
  21-Nov-97                      69.75
  24-Nov-97                      69.18
  25-Nov-97                      67.57
  26-Nov-97                      67.73
  27-Nov-97                      67.83
  28-Nov-97                      67.42
  01-Dec-97                      66.42
  02-Dec-97                      66.92
  03-Dec-97                      67.45
  04-Dec-97                      69.22
  05-Dec-97                      71.03
  08-Dec-97                      72.79
  09-Dec-97                      71.30
  10-Dec-97                      71.09
  11-Dec-97                      67.92
  12-Dec-97                      66.77
  15-Dec-97                      65.98
  16-Dec-97                      66.10
  17-Dec-97                      67.46
  18-Dec-97                      68.24
  19-Dec-97                      67.14
  22-Dec-97                      66.78
  23-Dec-97                      66.06
  24-Dec-97                      65.87
  25-Dec-97                      65.81
  26-Dec-97                      66.32
  29-Dec-97                      66.41
  30-Dec-97                      67.14
  31-Dec-97                      67.43
  01-Jan-98                      67.43
  02-Jan-98                      67.34
  05-Jan-98                      66.56
  06-Jan-98                      65.63
  07-Jan-98                      64.01
  08-Jan-98                      61.80
  09-Jan-98                      59.72
  12-Jan-98                      58.48
  13-Jan-98                      61.17
  14-Jan-98                      64.28
  15-Jan-98                      63.75
  16-Jan-98                      64.66
  19-Jan-98                      68.38
  20-Jan-98                      68.49
  21-Jan-98                      68.84
  22-Jan-98                      66.84
  23-Jan-98                      66.87
  26-Jan-98                      68.20
  27-Jan-98                      68.52
  28-Jan-98                      69.07
  29-Jan-98                      69.32
  30-Jan-98                      71.40
  02-Feb-98                      76.91
  03-Feb-98                      77.92
  04-Feb-98                      76.21
  05-Feb-98                      77.13
  06-Feb-98                      78.13
  09-Feb-98                      78.80
  10-Feb-98                      78.71
  11-Feb-98                      78.53
  12-Feb-98                      76.51
  13-Feb-98                      75.20
  16-Feb-98                      73.53
  17-Feb-98                      74.73
  18-Feb-98                      76.26
  19-Feb-98                      77.77
  20-Feb-98                      78.21
  23-Feb-98                      78.96
  24-Feb-98                      78.59
  25-Feb-98                      78.11
  26-Feb-98                      79.46
  27-Feb-98                      80.76
  02-Mar-98                      81.69
  03-Mar-98                      81.76
  04-Mar-98                      80.27
  05-Mar-98                      78.55
  06-Mar-98                      78.24
  09-Mar-98                      77.55
  10-Mar-98                      77.83
  11-Mar-98                      78.70
  12-Mar-98                      78.55
  13-Mar-98                      79.29
  16-Mar-98                      79.41
  17-Mar-98                      79.42
  18-Mar-98                      79.24
  19-Mar-98                      80.06
  20-Mar-98                      80.36
  23-Mar-98                      79.98
  24-Mar-98                      79.39
  25-Mar-98                      80.12
  26-Mar-98                      80.15
  27-Mar-98                      80.40
  30-Mar-98                      79.49
  31-Mar-98                      79.12
  01-Apr-98                      77.76
  02-Apr-98                      76.63
  03-Apr-98                      76.24
  06-Apr-98                      76.23
  07-Apr-98                      76.63
  08-Apr-98                      77.26
  09-Apr-98                      77.40
  10-Apr-98                      77.34
  13-Apr-98                      77.40
  14-Apr-98                      77.40
  15-Apr-98                      76.13
  16-Apr-98                      74.94
  17-Apr-98                      74.43
  20-Apr-98                      73.98
  21-Apr-98                      73.34
  22-Apr-98                      73.51
  23-Apr-98                      73.05
  24-Apr-98                      72.95
  27-Apr-98                      71.67
  28-Apr-98                      71.69
  29-Apr-98                      71.28
  30-Apr-98                      71.26
  01-May-98                      71.04
  04-May-98                      70.43
  05-May-98                      69.90
  06-May-98                      68.46
  07-May-98                      68.60
  08-May-98                      68.22
  11-May-98                      68.34
  12-May-98                      67.38
  13-May-98                      65.47
  14-May-98                      65.51
  15-May-98                      65.44
  18-May-98                      64.52
  19-May-98                      64.70
  20-May-98                      65.73
  21-May-98                      66.60
  22-May-98                      66.53
  25-May-98                      65.79
  26-May-98                      64.77

U.S. Inflation

     Many articles on Asia focus on its impact on U.S. growth. The typical conclusion is that since the export sector of the U.S. economy is relatively small, Asia's effect on the U.S. will be small. We think Asia's influence will be great, especially on U.S. inflation. There are early indications that this has already begun. For example, ISI's Manufacturing Company Pricing Power Survey already indicates that it is difficult for U.S. companies to raise prices. See chart below.


ISI MFG COMPANIES PRICING POWER SURVEY
0=Weak   100=Strong   May 22   12.5

  07-Jan-94                              20.8
  14-Jan-94                              20.8
  21-Jan-94                              20.8
  28-Jan-94                              21.4
  04-Feb-94                              21.4
  11-Feb-94                              16.7
  18-Feb-94                              16.7
  25-Feb-94                              16.7
  04-Mar-94                              25.0
  11-Mar-94                              25.0
  18-Mar-94                              24.1
  25-Mar-94                              24.1
  01-Apr-94                              24.1
  08-Apr-94                              20.8
  15-Apr-94                              20.8
  22-Apr-94                              20.8
  29-Apr-94                              23.6
  06-May-94                              23.6
  13-May-94                              23.6
  20-May-94                              27.8
  27-May-94                              27.8
  03-Jun-94                              32.5
  10-Jun-94                              32.5
  17-Jun-94                              33.9
  24-Jun-94                              33.9
  01-Ju1-94                              33.9
  08-Ju1-94                              35.3
  15-Ju1-94                              35.3
  22-Ju1-94                              35.3
  29-Ju1-94                              35.3
  05-Aug-94                              33.9
  12-Aug-94                              33-9
  19-Aug-94                              33.9
  26-Aug-94                              43.6
  02-Sep-94                              43.6
  09-Sep-94                              45.8
  16-Sep-94                              45.8
  23-Sep-94                              52.8
  30-Sep-94                              52.8
  07-Oct-94                              52.8
  14-Oct-94                              52.8
  21-Oct-94                              54.4
  28-Oct-94                              54.4
  04-Nov-94                              56.9
  11-Nov-94                              56.9
  18-Nov-94                              57.5
  25-Nov-94                              57.5
  02-Dec-94                              57.8
  09-Dec-94                              57.8
  16-Dec-94                              58.9
  23-Dec-94                              58.9
  30-Dec-94                              60.6
  06-Jan-95                              60.6
  13-Jan-95                              60.8
  20-Jan-95                              60.8
  27-Jan-95                              61.4
  03-Feb-95                              61.4
  10-Feb-95                              56.9
  17-Feb-95                              56.9
  24-Feb-95                              56.9
  03-Mar-95                              58.9
  10-Mar-95                              58.9
  17-Mar-95                              57.8
  24-Mar-95                              57.8
  31-Mar-95                              54.4
  07-Apr-95                              54.4
  14-Apr-95                              57.2
  21-Apr-95                              57.2
  28-Apr-95                              56.7
  05-May-95                              56.7
  12-May-95                              57.2
  19-May-95                              57.2
  26-May-95                              52.5
  02-Jun-95                              52.5
  09-Jun-95                              48.3
  16-Jun-95                              48.3
  23-Jun-95                              43.1
  30-Jun-95                              43.1
  07-Ju1-95                              41.8
  14-Ju1-95                              41.8
  21-Ju1-95                              41.8
  28-Ju1-95                              41.8
  04-Aug-95                              45.7
  11-Aug-95                              45.7
  18-Aug-95                              45.7
  25-Aug-95                              45.7
  01-Sep-95                              45.4
  08-Sep-95                              45.4
  15-Sep-95                              42.5
  22-Sep-95                              42.5
  29-Sep-95                              42.1
  06-Oct-95                              42.1
  13-Oct-95                              40.4
  20-Oct-95                              40.4
  27-Oct-95                              39.9
  03-Nov-95                              39.9
  10-Nov-95                              37.8
  17-Nov-95                              37.8
  24-Nov-95                              37.8
  01-Dec-95                              37.8
  08-Dec-95                              36.7
  15-Dec-95                              36.7
  22-Dec-95                              34.2
  29-Dec-95                              34.2
  05-Jan-96                              34.2
  12-Jan-96                              34.2
  19-Jan-96                              29.4
  26-Jan-96                              29.4
  02-Feb-96                              28.9
  09-Feb-96                              28.9
  16-Feb-96                              28.6
  23-Feb-96                              28.6
  01-Mar-96                              28.1
  08-Mar-96                              28.1
  15-Mar-96                              28.5
  22-Mar-96                              28.5
  29-Mar-96                              29.0
  05-Apr-96                              29.0
  12-Apr-96                              29.0
  19-Apr-96                              29.0
  26-Apr-96                              29.3
  03-May-96                              29.3
  10-May-96                              31.0
  17-May-96                              31.0
  24-May-96                              31.5
  31-May-96                              31.5
  07-Jun-96                              34.4
  14-Jun-96                              34.4
  21-Jun-96                              34.4
  28-Jun-96                              34.4
  05-Ju1-96                              32.5
  12-Ju1-96                              32.5
  19-Ju1-96                              32.8
  26-Ju1-96                              32.8
  02-Aug-96                              32.2
  09-Aug-96                              32.2
  16-Aug-96                              32.2
  23-Aug-96                              32.2
  30-Aug-96                              32.2
  06-Sep-96                              32.2
  13-Sep-96                              31.9
  20-Sep-96                              31.9
  27-Sep-96                              31.1
  04-Oct-96                              31.1
  11-Oct-96                              30.6
  18-Oct-96                              30.6
  25-Oct-96                              30.8
  01-Nov-96                              30.8
  08-Nov-96                              30.3
  15-Nov-96                              30.3
  22-Nov-96                              30.0
  29-Nov-96                              30.0
  06-Dec-96                              28.8
  13-Dec-96                              28.8
  20-Dec-96                              27.2
  27-Dec-96                              27.2
  03-Jan-97                              27.2
  10-Jan-97                              27.2
  17-Jan-97                              26.9
  24-Jan-97                              26.9
  31-Jan-97                              28.1
  07-Feb-97                              28.1
  14-Feb-97                              28.9
  21-Feb-97                              28.9
  28-Feb-97                              26.4
  07-Mar-97                              26.4
  14-Mar-97                              26.4
  21-Mar-97                              26.4
  28-Mar-97                              25.6
  04-Apr-97                              25.6
  11-Apr-97                              25.0
  18-Apr-97                              25.0
  25-Apr-97                              25.0
  02-May-97                              25.0
  09-May-97                              24.7
  16-May-97                              24.7
  23-May-97                              24.7
  30-May-97                              24.7
  06-Jun-97                              24.4
  13-Jun-97                              24.4
  20-Jun-97                              24.4
  27-Jun-97                              24.4
  04-Ju1-97                              22.8
  11-Ju1-97                              22.8
  18-Ju1-97                              23.9
  25-Ju1-97                              23.9
  01-Aug-97                              24.4
  08-Aug-97                              24.4
  15-Aug-97                              24.4
  22-Aug-97                              24.4
  29-Aug-97                              24.7
  05-Sep-97                              24.7
  12-Sep-97                              24.4
  19-Sep-97                              24.4
  26-Sep-97                              24.7
  03-Oct-97                              24.7
  10-Oct-97                              24.7
  17-Oct-97                              24.7
  24-Oct-97                              23.9
  31-Oct-97                              23.9
  07-Nov-97                              23.9
  14-Nov-97                              23.9
  21-Nov-97                              24.2
  28-Nov-97                              24.2
  05-Dec-97                              23.5
  12-Dec-97                              23.5
  19-Dec-97                              22.5
  26-Dec-97                              22.5
  02-Jan-98                              22.3
  09-Jan-98                              22.3
  16-Jan-98                              22.0
  23-Jan-98                              22.0
  30-Jan-98                              21.5
  06-Feb-98                              21.5
  13-Feb-98                              21.0
  20-Feb-98                              21.0
  27-Feb-98                              20.5
  06-Mar-98                              20.5
  13-Mar-98                              20.0
  20-Mar-98                              20.0
  27-Mar-98                              19.5
  03-Apr-98                              19.5
  10-Apr-98                              19.0
  17-Apr-98                              19.0
  24-Apr-98                              18.8
  01-May-98                              18.8
  08-May-98                              15.5
  15-May-98                              15.5
  22-May-98                              12.5

     The inflation effect seems likely to last for quite a long time. The direct competition from Asia suppliers plus persistent U.S. dollar strength (because the U.S. is viewed as a safe haven) makes passing on any increases in labor costs unlikely. There is a possible long run inflationary effect from the jump in equity and real estate wealth but so far this has not crossed from the financial economy to the real economy. As a result, 1998 inflation is likely to be limited to a 1% increase.

Portfolio Diversification
by State


                           [MAP DRAWING APPEARS HERE]

                                State Allocation

                          % of                                           % of
                        Municipal                                      Municipal
                          Bonds                                          Bonds
                        ---------                                      ---------
Texas                     17.38%                  Tennessee               4.14%
Florida                   11.89                   Georgia                 3.34
Washington                 9.64                   Illinois                2.51
Minnesota                  8.12                   Ohio                    2.34
North Carolina             7.10                   Delaware                1.93
Maryland                   5.18                   Utah                    1.86
Virginia                   5.39                   Hawaii                  1.66
South Carolina             5.05                   Indiana                 1.41
Wisconsin                  4.84                   Oregon                  1.40
Kansas                     4.22                      Total              100.0%

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 4.45% maximum sales charge.

------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN*

                                       % Return with
  Periods ended 3/31/98:               Sales Charge
------------------------------------------------------
  One Year                                  5.15%
------------------------------------------------------
  Five Years                                5.04%
------------------------------------------------------
  Since Inception (2/26/90)                 6.50%
------------------------------------------------------

     These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and prin-cipal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

                          ----------------------------

        This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

        For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

                          ----------------------------

 Managed Municipal Fund, Inc.

Statement of Net Assets
April 30, 1998
(Unaudited)

                                                                   Rating*                Market
                                                                  (Moody's/     Par        Value
Issuer                                                              S&P)       (000)     (Note 1)
----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--96.9%

General Obligation--73.0%
Arlington, TX, Independent School District
   5.75%, 2021                                                    Aaa/NR      $5,000    $ 5,152,350
Charlotte, NC
   5.30%, 2011                                                    Aaa/AAA      1,590      1,657,257
   5.30%, 2012                                                    Aaa/AAA      2,325      2,409,398
   5.30%, 2012                                                    Aaa/AAA      1,120      1,160,656
   5.80%, 2016                                                    Aaa/AAA      2,500      2,663,525
Chicago, IL
   6.30%, 2009                                                    AA2/AA       1,000      1,111,840
Dallas, TX
   5.00%, 2010                                                    Aaa/AAA      1,750      1,769,950
Delaware St., Series "A"
   5.125%, 2016                                                   Aa1/AA+      2,150      2,141,185
Dupage County, IL, Jail Project
   5.60%, 2021                                                    Aaa/AAA      1,600      1,669,248
Florida Board of Education, Refunding Public Education:
   6.125%, 2012                                                   Aa2/AA+      2,250      2,396,813
   5.50%, 2021                                                    Aa2/AA+      2,000      2,023,300
   5.125%, 2022                                                   Aa2/AA+      3,000      2,909,070
Franklin County, OH
   5.45%, 2009                                                    Aaa/AAA      1,500      1,572,000
   5.50%, 2013                                                    Aaa/AAA      1,000      1,029,290
Georgia State, Series "D"
   5.25%, 2009                                                    Aaa/AAA      1,580      1,662,207
   5.00%, 2010                                                    Aaa/AAA      2,000      2,045,900
Grand Prairie, TX, School District
   5.20%, 2018                                                    Aaa/AAA      2,000      1,981,300
Henrico County, VA
   5.25%, 2009                                                    Aaa/AAA      1,000      1,034,750
King County, WA
   Series "F", 5.20%, 2015                                        Aa1/AAA      2,500      2,504,375
   Series "G", 5.00%, 2017                                        Aa1/AA+      2,565      2,499,259
Maryland State & Local Facilities
   5.125%, 2010                                                   Aaa/AAA      3,000      3,096,060
Portland, OR, Series "A"
   5.25%, 2007                                                    Aa/AA+       1,500      1,557,195
Metropolitan Government of Nashville, Davidson County, TN
   5.125%, 2019                                                   Aa2/AA       2,000      1,940,320


 Managed Municipal Fund, Inc.

April 30, 1998
(Unaudited)


                                                           Rating*                        Market
                                                          (Moody's/             Par        Value
Issuer                                                      S&P)               (000)     (Note 1)
----------------------------------------------------------------------------------------------------
General Obligation--concluded
Minneapolis, MN, Sports Arena Project
   5.00%, 2011                                             Aaa/AAA            $1,710    $ 1,725,920
   5.00%, 2012                                             Aaa/AAA             1,920      1,922,899
Minneapolis, MN, Series "B"
   5.20%, 2013                                             Aaa/AAA             3,200      3,230,464
Minnesota State
   5.00%, 2014                                             Aaa/AAA             2,500      2,475,075
Montgomery County, MD
   4.875%, 2018                                            Aaa/AAA             2,000      1,926,980
Plano, TX, Independent School District
   5.00%, 2011                                             Aaa/AAA             3,000      2,991,360
Salt Lake County, UT
   5.25%, 2010                                             AAA/AA+             2,000      2,063,240
South Carolina Capital Improvement
   5.00%, 2009                                             Aaa/AAA             2,700      2,763,747
   5.625%, 2014                                            Aaa/AAA             2,700      2,841,831
Tennessee State, Series "A"
   5.50%, 2009                                             Aaa/AAA             1,535      1,610,552
   5.55%, 2010                                             Aaa/AAA             1,000      1,047,350
Washington State:
   Series "A", 5.60%, 2010                                 Aa1/AA+             1,500      1,579,575
   Series "R", 5.00%, 2014                                 Aa1/AA+             2,250      2,215,530
   Series "E", 5.00%, 2022                                 Aa1/AA+             2,000      1,913,360
Wisconsin State:
   Series 1, 5.00%, 2015                                   Aa2/AA              1,000        982,030
   Series "B", 5.00%, 2016                                 Aa2/AA              3,500      3,426,815
   Series "B", 5.00%, 2018                                 Aa2/AA              1,000        963,270
                                                                                         ----------
                                                                                         83,667,246
                                                                                         ----------
Electric and Gas Utility Revenue--.3%
San Antonio, TX, Electric Revenue, Series "A"
   6.50%, 2012                                             Aa1/AA                315        324,727
                                                                                         ----------
Prerefunded Issues--11.1%
Howard County, MD, Series "A"
   6.90%, 2002                                             AAA/AAA             1,000      1,054,640
Florida State Board of Education, Refunding,
  Public Education
   6.50%, 2012                                             #AAA(dagger)/AA+    2,500      2,724,700
Jacksonville, FL, Electric Authority
   6.75%, 2021                                             #AAA(dagger)/AA     1,000      1,074,600


 Managed Municipal Fund, Inc.

April 30, 1998
(Unaudited)

                                                           Rating*                                  Market
                                                          (Moody's/                       Par        Value
Issuer                                                      S&P)                         (000)     (Note 1)
--------------------------------------------------------------------------------------------------------------
Prerefunded Issues--concluded
LOW COLORADO RIVER AUTHORITY,  JR. LIEN, 4TH SUPPLY
   5.25%, 2015                                             #AAA(dagger)/AAA              $2,000    $ 2,051,380
San Antonio, TX, Electric and Gas Revenue, Series "A"
   6.50%, 2012                                             Aaa/AA                           685        708,667
State of Hawaii, General Obligation:
   7.00%, 2006                                             #AAA(dagger)/A+(dagger,dagger)   750        792,825
   6.125%, 2010                                            NR/A+(dagger,dagger)           1,000      1,057,050
Texas State
   6.00%, 2014                                             Aa2/AA                         2,000      2,171,640
University of Texas
   6.50%, 2011                                             #AAA(dagger)/AAA               2,000      2,167,600
                                                                                                   -----------
                                                                                                    13,803,102
Transportation Revenue--10.2%
Florida Transportation
   5.80%, 2018                                             Aa2/AA+                        2,000      2,089,700
Kansas Transportation
   5.40%, 2009                                             Aa2/AA                         2,000      2,078,540
   5.40%, 2009                                             Aa2/AA                         2,500      2,609,750
Virginia State Transportation Authority
   6.00%, 2010                                             Aa/AA                          1,000      1,066,380
   5.125%, 2021                                            Aa2/AA                         4,000      3,881,520
                                                                                                   -----------
                                                                                                    11,725,890
                                                                                                   -----------
Other Revenue--1.4%
Indianapolis, IN, Local Public Improvement Board
   6.00%, 2018                                             Aaa/AAA                        1,500      1,572,150
                                                                                                   -----------
Total Municipal Bonds
   (Cost $107,039,873)                                                                             111,093,115
                                                                                                   -----------
REPURCHASE AGREEMENT--3.6%
Goldman Sachs & Co., 5.40%
   Dated 4/30/98, to be repurchased on 5/1/98,
   collateralized by U.S. Treasury Notes with a market
   value of $4,183,909
   (Cost $4,094,000)***                                                                   4,094      4,094,000
                                                                                                   -----------


 Managed Municipal Fund, Inc.

Statement of Net Assets (concluded)
April 30, 1998
(Unaudited)

                                                                    Market
                                                                     Value
Issuer                                                              (Note 1)
-------------------------------------------------------------------------------
Total Investments in Securities--100.5%
   (Cost $111,133,873)**                                          $115,187,115

Liabilities in Excess of Other Assets--(0.5)%                         (589,488)
                                                                  ------------
Net Assets--100.0%                                                $114,597,627
                                                                  ============

Net Asset Value and Redemption Price Per:
   Flag Investors Class A Share
   ($36,963,396 / 3,444,334 shares outstanding)                         $10.73
                                                                        ======
   ISI Class Share
   ($77,634,231 / 7,232,848 shares outstanding)                         $10.73
                                                                        ======

Maximum Offering Price Per:
   Flag Investors Class A Share
   ($10.73 / .9550)                                                     $11.24
                                                                        ======
   ISI Class Share
   ($10.73 / .9555)                                                     $11.23
                                                                        ======

-------------------------------------------------------------------------------

              * The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 1998. Ratings of issues have not been audited by Coopers & Lybrand L.L.P.

             ** Also Aggregate cost for federal tax purposes.

       (dagger) Moody's #AAA rating indicates advance refunded issues secured by escrowed funds held in cash, held in trust or invested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government.

(dagger,dagger) Prerefunded bonds backed by U.S. Treasury securities. Absent prerefunding, this obligation is rated Aa3/A+.

Moody's Municipal Bond Ratings:

    Aaa  Bonds are judged to be of the best quality.

    Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

    #AAA Bonds that are advance refunded issues secured by escrowed funds held in cash, held in a trust or invested in direct non-callable U.S. government obligations or non-callable obligations unconditionally guaranteed by the U.S. government.

    NR   Not rated.

S&P Municipal Bond Rating:
    AAA  Obligations that are of the highest quality.

    AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

    A Obligations that have the third strongest capacity for the payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

    NR    Not rated.
See Notes to Financial Statements.

 Managed Municipal Fund, Inc.

Statement of Operations
For the Six Months Ended April 30, 1998
(Unaudited)


-------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                        $2,997,083
                                                                     ----------

EXPENSES:
     Investment advisory fee                                            231,262
     Administration fee                                                 115,631
     Distribution fee--Flag Investors Class A shares                     47,052
     Distribution fee--ISIClass shares                                   97,486
     Accounting fee                                                      28,509
     Transfer agent fees                                                 32,935
     Custody fees                                                        10,594
     Registration                                                        12,735
     Printing & Postage                                                  17,108
     Directors' fees                                                      2,381
     Miscellaneous                                                       45,672
                                                                     ----------
       Total expenses                                                   641,365
     Less: Fees waived                                                 (121,027)
                                                                     ----------
       Net expenses                                                     520,338
                                                                     ----------
     Net investment income                                            2,476,745
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain from security transactions                       151,180
     Change in unrealized appreciation/depreciation of investments       26,166
                                                                     ----------
     Net gain on investments                                            177,346
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,654,091
                                                                     ==========

-------------------------------------------------------------------------------
See Notes to Financial Statements.

 Managed Municipal Fund, Inc.

Statement of Changes in Net Assets


                                                              For the Six
                                                              Months Ended          For the Year
                                                             April 30, 1998            Ended
                                                              (Unaudited)         October 31, 1997
---------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $  2,476,745         $  5,357,775
     Net gain from security transactions                            151,180            1,002,650
     Change in unrealized appreciation/depreciation
       on investments                                                26,166            2,249,576
                                                               ------------         ------------
     Net increase in net assets
       resulting from operations                                  2,654,091            8,610,001
                                                               ------------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income:
       Flag Investors Class A shares                               (947,869)          (1,919,815)
       ISI Class shares                                          (1,955,323)          (3,948,488)

     Net realized short-term gains:
       Flag Investors Class A shares                               (106,065)            (129,060)
       ISI Class shares                                            (218,689)            (267,980)
                                                               ------------         ------------
     Total Distributions                                         (3,227,946)          (6,265,343)
                                                               ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                 4,027,283            5,846,126
     Value of shares issued in reinvestment of dividends          1,512,293            3,443,291
     Cost of shares repurchased                                  (7,761,830)         (20,144,490)
                                                               ------------         ------------
     Decrease in net assets derived from
       capital share transactions                                (2,222,254)         (10,855,073)
                                                               ------------         ------------
     Total decrease in net assets                                (2,796,109)          (8,510,415)
                                                               ------------         ------------

NET ASSETS:
     Beginning of period                                        117,393,736          125,904,151
                                                               ------------         ------------
     End of period (including undistributed net investment
       income/(loss) of ($426,447) and 0, respectively)        $114,597,627         $117,393,736
                                                               ============         ============

------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

 Managed Municipal Fund, Inc.

Financial Highlights--ISI Class and Flag Investors Class A Shares (For a share outstanding throughout each period)


                                            For the
                                         Period Ended        For the Year Ended October 31,
                                         April 30, 1998 -------------------------------------------
                                          (Unaudited)   1997     1996      1995     1994     1993
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning
    of period                               $ 10.79    $ 10.58  $ 10.65   $  9.81  $ 11.10  $ 10.31
                                            -------    -------  -------   -------  -------  -------
Income from Investment Operations:
  Net investment income                        0.22       0.52     0.48      0.48     0.46     0.50
  Net realized and unrealized
    gain/(loss) on investments                 0.02       0.24     0.00      0.98    (1.15)    0.94
                                            -------    -------  -------   -------  -------  -------
  Total from Investment Operations             0.24       0.76     0.48      1.46    (0.69)    1.44
                                            -------    -------  -------   -------  -------  -------

Less Distributions:
  Distributions from net investment
    income and short-term gains               (0.27)     (0.52)   (0.54)    (0.54)   (0.56)   (0.61)
  Distributions from net realized
    long-term gains                           (0.03)     (0.03)   (0.01)    (0.08)   (0.04)   (0.04)
                                            -------    -------  -------   -------  -------  -------
  Total distributions                         (0.30)     (0.55)   (0.55)    (0.62)   (0.60)   (0.65)
                                            -------    -------  -------   -------  -------  -------
  Net asset value at end of period          $ 10.73    $ 10.79  $ 10.58   $ 10.65  $  9.81  $ 11.10
                                            =======    =======  =======   =======  =======  =======
Total Return                                   2.76%      7.43%    4.67%    15.42%   (6.49)%  14.36%

Ratios to Average Net Assets:
  Expenses                                     0.90%*     0.90%    0.90%     0.90%    0.90%    0.90%
  Net investment income                        4.28%*     4.46%    4.48%     4.72%    4.37%    4.38%

Supplemental Data:
  Net assets at end of year (000):
    Flag Class A Shares                     $36,964    $38,390  $41,193   $45,980  $49,903  $53,486
    ISI Class Shares                        $77,634    $79,003  $84,712   $86,292  $83,607  $88,378
  Portfolio turnover rate                         9%        26%      32%       55%      37%      68%
---------------------------------------------------------------------------------------------------

*Annualized.
See Notes to Financial Statements.

 Notes to Financial Statements

A. Significant Accounting Policies -- Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 15, 1990 and commenced operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income through investment in a portfolio consisting primarily of municipal obligations, the interest on which is exempt from federal income tax.

    The Fund consists of two share classes: ISI Managed Municipal Fund Shares ("ISI Class"), which commenced February 26, 1990, and Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A"), which commenced October 23, 1990.

    The ISI Class Shares have a 4.45% maximum front-end sales charge and the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

    Security Valuation -- Municipal obligations are usually traded in the over-the-counter market. When there is an available market quotation, the Fund values a municipal obligation by using the most recent price provided by an investment dealer. The Fund utilizes the services of an independent pricing vendor to obtain prices. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- Inter- national Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.20%.

    ISI and ICC have agreed to reduce their fees proportionately when necessary so that the Fund's annual expenses are no more than 0.90% of the Fund's average daily net assets. For the period ended April 30, 1998, ISI waived fees of $81,640 and ICC waived fees of $39,387.

    Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

    As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $28,509 for accounting services for the period ended April 30, 1998.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $32,935 for transfer agent services for the period ended April 30, 1998.

    Effective September 22, 1997, Bankers Trust Corporation became the Fund's custodian. Prior to September 22, 1997, PNCBank served as the Fund's custodian. For the six-month period ended April 30, 1998, the Fund accrued $10,594 in custody expenses.

    As compensation for providing distribution services for the ISI Class, the Fund pays ISIGroup Inc. ("ISIGroup"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee was paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets. Prior to April 1, 1997, Armata Financial Corp. served as the distributor; for the ISIClass for the same compensation and on substantially the same terms as ISIClass. As compensation for providing distribution services for the Flag Investors Class A Shares, the Fund pays ICCDistributors, Inc. ("ICCDistributors"), a member of the Forum Financial Group of companies, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the period ended April 30, 1998, distribution fees aggregated $144,538, of which $97,486 was attributable to the ISI Class Shares and $47,052 was attributable to the Flag Investors Class A Shares.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended April 30, 1998 was $4,795 and the accrued liability was $8,800.

C. Capital Share Transactions -- The Fund is authorized to issue up to 40 million shares of $.001 par value capital stock (20 million ISI Class, 15 million Flag Investors Class A, 2.5 million Flag Investors Class B, 500,000 Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund are listed on the following page.

Notes to Financial Statements (concluded)

                         Flag Investors Class A Shares
                         -----------------------------
                             For the        For the
                          Period Ended    Year Ended
                         April 30, 1998  Oct. 31, 1997
                         --------------  -------------
Shares sold                    114,384       167,474
Shares issued to share-
  holders on reinvest-
  ment of dividends             43,770       101,621
Shares redeemed               (271,284)     (606,069)
                           -----------    ----------
Net decrease in shares
  outstanding                 (113,130)     (336,974)
                           ===========    ==========
Proceeds from sale
  of shares                $ 1,233,282    $1,785,725
Reinvested dividends           472,396     1,072,730
Net asset value of
  shares redeemed           (2,952,662)   (6,423,913)
                           -----------    ----------
Net decrease from
  capital share
  transactions             $(1,246,984)  $(3,565,458)
                           ===========   ===========



                                ISI Class Shares
                          ---------------------------
                            For the         For the
                          Period Ended    Year Ended
                         April 30, 1998  Oct. 31, 1997
                         -----------------------------
Shares sold                    257,729       382,670
Shares issued to share-
  holders on reinvest-
  ment of dividends             96,352       224,594
Shares redeemed               (444,060)   (1,295,279)
                           -----------  ------------
Net decrease in shares
  outstanding                  (89,979)     (688,015)
                           ===========  ============
Proceeds from sale
  of shares                $ 2,794,001  $  4,060,401
Reinvested dividends         1,039,897     2,370,561
Net asset value of
  shares redeemed           (4,809,168)  (13,720,577)
                           -----------  ------------
Net decrease from
  capital share
  transactions             $  (975,270) $ (7,289,615)
                           ===========  ============

D. Investment Transactions -- Purchases and sales of investment securities, other than short-term obligations, aggregated $10,955,321 and $9,906,253, respectively, for the period ended April 30, 1998.

    At April 30, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $4,268,558 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $215,315.

E.  Net Assets -- At April 30, 1998, net assets consisted of:

    Paid-in Capital:
      Flag Investors
        Class A Shares                  $  34,880,785
      ISI Class Shares                     75,974,417
    Undistributed net investment
      income                                 (426,447)
    Accumulated net realized gain
      from security transactions              115,629
    Unrealized appreciation of
      investments                           4,053,243
                                         ------------
                                         $114,597,627
                                         ============